Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2020

GAI-QTLY-0620
1.800339.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc. (a)	1,325,274	$76,137
Entertainment - 1.7%
Activision Blizzard, Inc.	545,600	34,771
The Walt Disney Co.	160,900	17,401
Vivendi SA (b)	2,034,000	43,961
		96,133
Media - 4.3%
Comcast Corp. Class A (a)	5,823,200	219,127
Interpublic Group of Companies, Inc.	1,476,600	25,073
Omnicom Group, Inc.	81,700	4,659
		248,859

TOTAL COMMUNICATION SERVICES		421,129

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
BorgWarner, Inc.	603,897	17,253
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	281,800	6,152
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	186,900	14,341
Household Durables - 0.5%
Mohawk Industries, Inc. (c)	2,600	228
Whirlpool Corp.	235,500	26,315
		26,543
Specialty Retail - 1.1%
Lowe's Companies, Inc.	555,179	58,155
TJX Companies, Inc.	136,900	6,715
		64,870
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B (a)	242,500	21,141
Puma AG	9,693	609
PVH Corp.	86,900	4,278
Tapestry, Inc.	130,800	1,946
		27,974

TOTAL CONSUMER DISCRETIONARY		157,133

CONSUMER STAPLES - 9.6%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR (b)	290,100	13,495
Diageo PLC sponsored ADR	95,700	13,269
Pernod Ricard SA	35,300	5,381
Remy Cointreau SA	42,300	4,719
The Coca-Cola Co.	1,398,903	64,196
		101,060
Food & Staples Retailing - 1.7%
Sysco Corp.	511,446	28,779
Walmart, Inc. (a)	574,100	69,782
		98,561
Household Products - 1.1%
Colgate-Palmolive Co.	75,300	5,291
Energizer Holdings, Inc.	232,200	9,047
Procter & Gamble Co. (a)	256,315	30,212
Reynolds Consumer Products, Inc.	199,800	6,480
Spectrum Brands Holdings, Inc.	292,900	12,612
		63,642
Personal Products - 0.2%
Unilever NV	169,200	8,426
Tobacco - 4.9%
Altria Group, Inc. (a)	5,460,100	214,309
British American Tobacco PLC sponsored ADR (b)	1,478,000	56,386
Philip Morris International, Inc.	215,800	16,099
		286,794

TOTAL CONSUMER STAPLES		558,483

ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Cenovus Energy, Inc.	37,200	135
Cenovus Energy, Inc. (Canada) (b)	10,451,100	37,917
Equinor ASA sponsored ADR	4,437,800	60,265
Exxon Mobil Corp.	5,115,100	237,699
Hess Corp.	1,426,600	69,390
Kosmos Energy Ltd.	3,830,585	6,320
Total SA sponsored ADR	99,800	3,508
		415,234
FINANCIALS - 15.1%
Banks - 9.9%
Bank of America Corp.	6,641,356	159,725
First Hawaiian, Inc.	143,600	2,526
JPMorgan Chase & Co.	746,092	71,446
M&T Bank Corp.	96,500	10,816
PNC Financial Services Group, Inc.	584,254	62,322
Truist Financial Corp.	1,749,730	65,300
U.S. Bancorp	1,076,773	39,302
Wells Fargo & Co.	5,639,241	163,820
		575,257
Capital Markets - 3.9%
Brookfield Asset Management, Inc. Class A	371,935	12,579
Cboe Global Markets, Inc.	45,000	4,472
FS KKR Capital Corp.	26,109	90
Julius Baer Group Ltd.	77,122	3,029
KKR & Co. LP	737,843	18,601
Morgan Stanley	412,297	16,257
Northern Trust Corp. (a)	1,029,364	81,484
Raymond James Financial, Inc.	244,000	16,084
S&P Global, Inc.	2,600	761
State Street Corp.	1,117,227	70,430
TPG Specialty Lending, Inc.	76,443	1,258
		225,045
Consumer Finance - 0.2%
Discover Financial Services	184,300	7,919
Shriram Transport Finance Co. Ltd.	170,100	1,745
		9,664
Insurance - 0.9%
Chubb Ltd.	167,200	18,059
Marsh & McLennan Companies, Inc.	198,607	19,330
Old Republic International Corp.	89,200	1,423
The Travelers Companies, Inc.	118,400	11,983
		50,795
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	257,300	3,196
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	745,768	11,172

TOTAL FINANCIALS		875,129

HEALTH CARE - 19.9%
Biotechnology - 1.7%
AbbVie, Inc.	239,200	19,662
Alexion Pharmaceuticals, Inc. (c)	348,800	37,486
Amgen, Inc.	93,700	22,415
Intercept Pharmaceuticals, Inc. (c)	230,704	18,899
		98,462
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	47,900	12,096
Boston Scientific Corp. (c)	356,400	13,358
GN Store Nord A/S	54,000	2,469
Sonova Holding AG Class B	17,010	3,072
		30,995
Health Care Providers & Services - 8.2%
AmerisourceBergen Corp. (a)	378,200	33,909
Cardinal Health, Inc.	901,600	44,611
Cigna Corp.	499,700	97,831
CVS Health Corp.	1,825,704	112,372
McKesson Corp. (a)	498,087	70,355
Patterson Companies, Inc.	703,270	12,856
UnitedHealth Group, Inc.	361,100	105,611
		477,545
Pharmaceuticals - 9.4%
Bayer AG	1,506,635	99,294
Bristol-Myers Squibb Co. (a)	2,761,310	167,915
GlaxoSmithKline PLC sponsored ADR	2,628,712	110,590
Johnson & Johnson	982,369	147,395
Novartis AG sponsored ADR	7,344	622
Sanofi SA sponsored ADR	431,400	20,202
		546,018

TOTAL HEALTH CARE		1,153,020

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.0%
General Dynamics Corp.	155,600	20,324
Huntington Ingalls Industries, Inc.	91,200	17,457
Raytheon Technologies Corp.	136,182	8,826
Safran SA	89,100	8,284
The Boeing Co.	35,100	4,950
		59,841
Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	9,700	695
FedEx Corp.	186,100	23,592
United Parcel Service, Inc. Class B	1,035,204	97,992
		122,279
Building Products - 0.1%
Johnson Controls International PLC	110,700	3,222
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (b)	755,989	19,270
Interface, Inc.	541,000	4,999
KAR Auction Services, Inc.	101,600	1,522
Ritchie Bros. Auctioneers, Inc.	19,100	822
		26,613
Electrical Equipment - 1.0%
Acuity Brands, Inc.	130,400	11,291
Hubbell, Inc. Class B	163,739	20,374
Rockwell Automation, Inc.	22,800	4,320
Vertiv Holdings Co. (c)	56,600	599
Vertiv Holdings LLC (d)	2,000,000	21,180
		57,764
Industrial Conglomerates - 4.7%
3M Co.	121,600	18,473
General Electric Co.	36,865,327	250,684
		269,157
Machinery - 1.2%
Caterpillar, Inc.	26,900	3,131
Cummins, Inc.	60,700	9,924
Donaldson Co., Inc.	352,100	15,433
Flowserve Corp.	296,400	8,350
Fortive Corp.	118,900	7,610
Nordson Corp.	28,100	4,522
Otis Worldwide Corp. (c)	89,041	4,533
Stanley Black & Decker, Inc.	40,100	4,419
Westinghouse Air Brake Co.	217,390	12,265
		70,187
Professional Services - 0.7%
RELX PLC (London Stock Exchange)	1,839,865	41,630
Robert Half International, Inc.	22,100	1,045
		42,675
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	226,740	22,928
Knight-Swift Transportation Holdings, Inc. Class A (a)	1,271,709	47,282
		70,210
Trading Companies & Distributors - 0.8%
Fastenal Co.	183,400	6,643
MSC Industrial Direct Co., Inc. Class A	8,600	513
Watsco, Inc.	257,292	41,421
		48,577

TOTAL INDUSTRIALS		770,525

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	786,752	33,343
IT Services - 3.0%
DXC Technology Co.	156,700	2,841
Fidelity National Information Services, Inc.	67,100	8,850
Genpact Ltd.	502,300	17,294
IBM Corp.	213,300	26,782
MasterCard, Inc. Class A	29,200	8,029
Unisys Corp. (c)	927,018	11,671
Visa, Inc. Class A	543,879	97,202
		172,669
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	87,700	9,612
Applied Materials, Inc.	218,600	10,860
Marvell Technology Group Ltd.	238,500	6,377
Qualcomm, Inc.	1,629,346	128,181
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	90,900	4,830
		159,860
Software - 8.4%
Microsoft Corp.	2,092,399	374,977
Open Text Corp.	155,200	5,865
Oracle Corp.	526,853	27,907
SAP SE sponsored ADR (b)	633,100	75,048
Temenos Group AG	40,460	5,265
		489,062
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc. (a)	602,394	176,983
HP, Inc.	836,800	12,979
		189,962

TOTAL INFORMATION TECHNOLOGY		1,044,896

MATERIALS - 1.6%
Chemicals - 1.2%
DuPont de Nemours, Inc.	829,000	38,980
LyondellBasell Industries NV Class A	144,439	8,370
Nutrien Ltd.	447,880	15,995
PPG Industries, Inc.	54,900	4,987
		68,332
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (b)	638,200	25,962

TOTAL MATERIALS		94,294

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	85,200	20,278
CoreSite Realty Corp.	107,500	13,028
Equinix, Inc. (a)	25,500	17,218
Public Storage	41,400	7,678
Simon Property Group, Inc.	104,600	6,984
		65,186
UTILITIES - 0.5%
Electric Utilities - 0.3%
Duke Energy Corp.	127,800	10,820
Exelon Corp.	113,900	4,223
PPL Corp.	50,200	1,276
Southern Co.	46,500	2,638
		18,957
Multi-Utilities - 0.2%
Sempra Energy	79,700	9,871

TOTAL UTILITIES		28,828

TOTAL COMMON STOCKS
(Cost $5,443,698)		5,583,857

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $18,040)	322,800	19,123
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $2,769)	2,701	2,708
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	13,918,118	1,395
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	12,034,953	7,823
TOTAL OTHER
(Cost $18,054)		9,218

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.16% (g)	172,181,989	172,234
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	154,235,213	154,251
TOTAL MONEY MARKET FUNDS
(Cost $326,463)		326,485
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $5,809,024)		5,941,391
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(139,290)
NET ASSETS - 100%		$5,802,101

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Altria Group, Inc.	Chicago Board Options Exchange	5,307	$20,830	$45.00	6/19/20	$(172)
AmerisourceBergen Corp.	Chicago Board Options Exchange	917	8,222	95.00	5/15/20	(92)
Apple, Inc.	Chicago Board Options Exchange	535	15,718	320.00	6/19/20	(227)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	4,239	25,777	60.00	5/15/20	(918)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	2,693	16,376	62.50	6/19/20	(479)
Comcast Corp. Class A	Chicago Board Options Exchange	5,936	22,337	40.00	6/19/20	(540)
Equinix, Inc.	Chicago Board Options Exchange	77	5,199	700.00	6/19/20	(214)
Knight-Swift Transportation Holdings, Inc.	Chicago Board Options Exchange	4,234	15,742	40.00	5/15/20	(148)
Knight-Swift Transportation Holdings, Inc.	Chicago Board Options Exchange	2,000	7,436	35.00	6/19/20	(720)
McKesson Corp.	Chicago Board Options Exchange	688	9,718	160.00	5/15/20	(14)
NIKE, Inc.	Chicago Board Options Exchange	1,158	10,095	95.00	5/15/20	(31)
Northern Trust Corp.	Chicago Board Options Exchange	1,001	7,924	95.00	7/17/20	(53)
Procter & Gamble Co.	Chicago Board Options Exchange	694	8,180	120.00	5/15/20	(91)
Procter & Gamble Co.	Chicago Board Options Exchange	308	3,630	125.00	6/19/20	(49)
Verizon Communications, Inc.	Chicago Board Options Exchange	1,312	7,537	57.50	6/19/20	(253)
Walmart, Inc.	Chicago Board Options Exchange	1,680	20,420	120.00	6/19/20	(983)
Walmart, Inc.	Chicago Board Options Exchange	850	10,332	125.00	6/19/20	(334)
Walmart, Inc.	Chicago Board Options Exchange	728	8,849	130.00	6/19/20	(167)
TOTAL WRITTEN OPTIONS						$(5,485)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $224,322,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,398,000 or 0.5% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,019
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$12,035
Vertiv Holdings LLC	2/6/20	$20,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,177
Fidelity Securities Lending Cash Central Fund	581
Total	$3,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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